Earnings per Share - Summary Of Detailed Information Of Diluted Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 1,145,937	₩ 947,831	₩ 1,271,395
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 0	₩ 1,147,594
Adjusted weighted average number of common shares outstanding	217,452,721	218,108,742	332,917,848
Continuing operation	₩ 4,950	₩ 4,116	₩ 3,613
Parent Company [Member]
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 1,076,328	₩ 897,634	₩ 1,202,754
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 0	₩ 1,190,003
Adjusted weighted average number of common shares outstanding	217,452,721	218,108,742	332,917,848
Continuing operation	₩ 4,950	₩ 4,116	₩ 3,613
Discontinued operation		₩ 0	₩ 3,574